INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2011
INFORMATION ABOUT GEOGRAPHIC AREAS
INFORMATION ABOUT GEOGRAPHIC AREAS

18. INFORMATION ABOUT GEOGRAPHIC AREAS

        Revenues by geography are based on the billing address of the advertiser. The following table sets forth revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Revenues:
Russia	8,553	12,211	19,352	601.1
Rest of the world	176	289	681	21.1

Total revenues	8,729	12,500	20,033	622.2

Long-lived assets, net:
Russia	2,803	3,962	7,403	229.9
US	1	1	1,413	43.9
Rest of the world	83	92	395	12.3

Total long-lived assets, net	2,887	4,055	9,211	286.1